SUBSEQUENT EVENTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions			3 Months Ended
	Apr. 12, 2019 USD ($)	Apr. 12, 2019 EUR (€) € / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 $ / shares
Subsequent Event [Line Items]
Cash dividends per common share (in usd per share) | $ / shares			$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Cash dividends per common share (in usd per share) | € / shares		€ 0.18
Total distribution of dividends	$ 275	€ 244
Percentage of common shares authorized to be repurchased (up to)	10.00%	10.00%